Uncompleted Contracts - Summary of Cost, Estimated Earnings and Billings on Uncompleted Contracts (Details) (10-K) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Contractors [Abstract]
Costs incurred on uncompleted contracts		$ 465,686	$ 811,173
Estimated earnings		454,132	469,109
Costs and estimated earnings earned on uncompleted contracts		919,818	1,280,282
Billings to date		750,769	1,265,475
Costs and estimated earnings in excess of billings on uncompleted contracts		169,049	14,807
Costs and earnings in excess of billings on completed contracts		(190,102)	(164,660)
Costs in excess of billings (contract asset)		26,045	45,478
Billings in excess of cost (contract liability)		(47,098)	(195,331)
Costs, estimated earnings and billings on uncompleted contracts		$ (21,053)	$ (149,853)